AUGUSTA PARTNERS, L.P.

FINANCIAL STATEMENTS

WITH REPORT OF INDEPENDENT AUDITORS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                    CONTENTS


Report of Independent Auditors.............................................    1
Statement of Assets, Liabilities and Partners' Capital.....................    2
Statement of Operations....................................................    3
Statement of Changes in Partners' Capital - Net Assets.....................    4
Notes to Financial Statements..............................................    5
Schedule of Portfolio Investments..........................................   13
Schedule of Securities Sold, Not Yet Purchased.............................   18
Schedule of Written Options................................................   19

[GRAPHICS OMITTED]

ERNST & YOUNG

 o Ernst & Young LLP                o Phone: (212) 773-3000
   787 Seventh Avenue                 WWW.ey.com
   New York, New York 10019


                         REPORT OF INDEPENDENT AUDITORS

To the Partners of
  Augusta Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of Augusta Partners, L.P. (the "Partnership"), including the schedules of portfolio investments, securities sold, not yet purchased, and written options, as of December 31, 2001, and the related statement of operations for the year then ended, and the statement of changes in partners' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Augusta Partners, L.P. at December 31, 2001, the results of its operations for the year then ended, and the changes in its partners' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                    /s/ ERNST & YOUNG LLP

February 8, 2002

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                  DECEMBER 31, 2001
ASSETS
Cash and cash equivalents                                              $ 29,073
Investments in securities, at market (cost - $88,831)                   115,614
Receivable for investment securities sold                                12,110
Due from broker                                                           5,749
Dividends receivable                                                         34
Interest receivable                                                         171
                                                                       --------

       TOTAL ASSETS                                                     162,751
                                                                       --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $5,861)         5,660
Options written, at market (premiums - $509)                                259
Withdrawals payable                                                      21,746
Payable for investment securities purchased                               4,173
Management fees payable                                                     120
Accrued expenses                                                            346
                                                                       --------

       TOTAL LIABILITIES                                                 32,304
                                                                       --------

             NET ASSETS                                                $130,447
                                                                       ========

PARTNERS' CAPITAL

Represented by:
Net capital contributions                                              $103,213
Net unrealized appreciation on investments                               27,234
                                                                       --------

       PARTNERS' CAPITAL - NET ASSETS                                  $130,447
                                                                       ========

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED
                                                                             DECEMBER 31, 2001
INVESTMENT INCOME
    Dividends                                                                      $   401
    Interest                                                                         2,139
                                                                                   -------
                                                                                     2,540
                                                                                   -------
EXPENSES
       Management fees                                                               1,426
       Prime broker fees                                                               337
       Professional fees                                                               196
       Administration fees                                                             192
       Dividends on securities sold, not yet purchased                                 190
       Custodian fees                                                                  141
       Amortization of organizational costs                                             93
       Insurance expense                                                                82
       Individual General Partners' fees and expenses                                   27
       Miscellaneous                                                                    52
                                                                                   -------
          TOTAL EXPENSES                                                             2,736
                                                                                   -------

          NET INVESTMENT LOSS                                                         (196)
                                                                                   -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  REALIZED GAIN (LOSS) FROM:
       Investment securities                                                         1,835
       Purchased options                                                              (965)
       Written options                                                                  38
       Futures transactions                                                            268
       Securities sold, not yet purchased                                            4,613
                                                                                   -------

       NET REALIZED GAIN ON INVESTMENTS                                              5,789

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                            (5,625)
                                                                                   -------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                              164
                                                                                   -------

          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES         $   (32)
                                                                                   =======

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                          YEAR ENDED          YEAR ENDED
                                                      DECEMBER 31, 2001    DECEMBER 31, 2000
FROM INVESTMENT ACTIVITIES

    Net investment loss                                  $   (196)             $   (221)
    Net realized gain (loss) on investments
       and foreign currency transactions                    5,789                (1,158)
    Net change in unrealized appreciation on
       investments                                         (5,625)              (27,407)
                                                         --------              --------

       DECREASE IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                        (32)              (28,786)

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                                     780                26,575
    Capital withdrawals - General Partner                    (195)                 (351)
    Capital withdrawals - Limited Partners                (22,119)              (27,265)
                                                         --------              --------

       DECREASE IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS             (21,534)               (1,041)

       PARTNERS' CAPITAL AT BEGINNING OF YEAR             152,013               181,840
                                                         --------              --------

       PARTNERS' CAPITAL AT END OF YEAR                  $130,447              $152,013
                                                         ========              ========


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Second Amended and Restated Limited Partnership Agreement, dated as of February 10, 1999. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in options, bonds and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four Individual General Partners who serve as the governing board of the Partnership and a Manager. The Manager is Augusta Management, L.L.C., (the "Manager") whose principal members are CIBC World Markets Corp. ("CIBC WM") and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, purchased and written options will be valued at their bid or ask, respectively, as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and non-hedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Partnership did not hold any financial futures, foreign exchange options or foreign currency forward contracts at December 31, 2001.

         B.   CASH EQUIVALENTS

         The Partnership treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2001, $27,897,703 in cash equivalents was held at PNC Bank.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Partnership reclassified $2,446,882 and $107,801,184 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Partnership's partners and had no effect on net assets.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the year ended December 31, 2001, CIBC WM earned $41,100 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and, generally, at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For each incentive allocation period, the Manager can elect to withdraw the incentive allocation within 30 days. During the year ended December 31, 2001, there was no incentive allocation to the Manager.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner, Howard Singer, is an "interested person" of the Partnership, as defined by the Act. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2001, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $27,205.

         PFPC Trust Company (the "Custodian") serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2001, amounted to $759,867,541 and $776,800,866, respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $27,233,520, consisting of $27,811,392 gross unrealized appreciation and $577,872 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of December 31, 2001.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the year ended December 31, 2001, the Partnership did not have any margin borrowings outstanding.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At December 31, 2001, the Partnership had no foreign spot currency, futures, options or forward contracts outstanding.

         Securities sold, not yet purchased represents obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the year ended December 31, 2001, transactions in purchased options were as follows:


                                                         CALL OPTIONS                  PUT OPTIONS
                                                 ----------------------------   --------------------------
                                                    NUMBER                        NUMBER
                                                 OF CONTRACTS        COST       OF CONTRACTS       COST
                                                 ------------     -----------   ------------     ---------
         Beginning balance                               --       $        --           --       $      --
         Options purchased                           36,125         9,995,451        1,200         288,183
         Options closed                             (24,175)       (8,208,810)      (1,200)       (288,183)
         Options expired                            (10,450)       (1,476,531)          --              --
                                                    -------       -----------       ------       ---------
         Options outstanding at
         December 31, 2001                            1,500       $   310,110           --       $      --
                                                    =======       ===========       ======       =========

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         During the year ended December 31, 2001, transactions in written options were as follows:

                                                         CALL OPTIONS                  PUT OPTIONS
                                                 ----------------------------    -------------------------
                                                    NUMBER         AMOUNT OF        NUMBER       AMOUNT OF
                                                 OF CONTRACTS       PREMIUM      OF CONTRACTS    PREMIUM
                                                 ------------     -----------    ------------  -----------
        Beginning balance                             6,340       $ 1,621,399        1,400     $   700,000
        Options written                              28,590         5,934,468        5,750       3,021,499
        Options closed                              (15,370)       (3,507,099)      (5,750)     (3,021,499)
        Options expired                             (17,435)       (3,539,986)      (1,400)       (700,000)
                                                    -------       -----------       ------     -----------
        Options outstanding at
        December 31, 2001                             2,125       $   508,782           --     $        --
                                                    =======       ===========       ======     ===========


AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:


                                                               YEAR ENDED              YEAR ENDED             YEAR ENDED
                                                           DECEMBER 31, 2001       DECEMBER 31, 2000      DECEMBER 31, 1999
                                                           -----------------       -----------------      -----------------

         Net Assets, end of period  (000)                       $130,447               $152,013               $181,840
         Ratio of net investment loss to average
              net assets                                         (0.14%)                (0.13%)                (0.48%)
         Ratio of expenses to average net assets                  1.92%                  1.80%                  1.73%
         Total return**                                          (0.03%)               (13.94%)                58.15%
         Portfolio turnover                                        662%                   534%                   617%
         Average debt ratio                                        N/A                   0.24%                  2.06%



                                                                YEAR ENDED             YEAR ENDED
                                                            DECEMBER 31, 1998      DECEMBER 31, 1997
                                                            -----------------      -----------------

         Net Assets, end of period  (000)                        $118,451              $128,766
         Ratio of net investment loss to average
              net assets                                          (0.25%)               (0.48%)
         Ratio of expenses to average net assets                   1.87%                 1.80%
         Total return**                                           13.96%                20.75%
         Portfolio turnover                                         723%                  627%
         Average debt ratio                                        2.19%                 1.04%

  ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, net of incentive allocation to the Manager, if any.
  N/A  Not applicable

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENT

         Effective January 1, 2002, the Partnership received initial and additional capital contributions from Limited Partners of $2,708,000.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS

---------------------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
          SHARES                                                               MARKET VALUE
                    COMMON STOCK - 83.52%
                      BROADCASTING SERVICES/PROGRAMMING - 1.34%
           125,000      Liberty Media Corp., Class A*                          $  1,750,000
                                                                               ------------
                      BUILDING - RESIDENTIAL/COMMERICIAL - 1.20%
            35,000      Pulte Homes, Inc.                                         1,563,450
                                                                               ------------
                      BUSINESS TO BUSINESS/E - COMMERCE - 1.58%
           100,000      Agile Software Corp.*                                     1,722,000
            20,000      webMethods, Inc.*                                           335,200
                                                                               ------------
                                                                                  2,057,200
                                                                               ------------
                      COMMERCIAL SERVICES - 1.69%
            50,000      MemberWorks, Inc.*                                          700,500
           105,000      TeleTech Holdings, Inc.*                                  1,504,650
                                                                               ------------
                                                                                  2,205,150
                                                                               ------------
                      COMPUTERS - 1.35%
            65,000      Dell Computer Corp.*                                      1,766,700
                                                                               ------------
                      COMPUTERS - INTEGRATED SYSTEM - 1.50%
            80,000      McDATA Corp., Class A*                                    1,960,000
                                                                               ------------
                      COMPUTERS - VOICE RECOGNITION - 1.22%
           175,000      Nuance Communications, Inc.*                              1,592,500
                                                                               ------------
                      COMPUTER SERVICES - 2.63%
            50,000      Electronic Data Systems Corp.                             3,427,500
                                                                               ------------
                      DIALYSIS CENTERS - 7.50%
           400,000      DaVita, Inc.*                                     (a)     9,780,000
                                                                               ------------
                      DIVERSIFIED MANUFACTURING OPERATIONS - 8.52%
            50,000      Honeywell International, Inc.                             1,691,000
           160,000      Tyco International Ltd.                                   9,424,000
                                                                               ------------
                                                                                 11,115,000
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
          SHARES                                                               MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      DRUG DELIVERY SYSTEMS - 0.81%
            40,000      Alkermes, Inc.*                                        $  1,054,400
                                                                               ------------
                      EDUCATIONAL SOFTWARE - 1.23%
            52,500      Renaissance Learning, Inc.*                               1,599,675
                                                                               ------------
                      E-COMMERCE/SERVICES - 2.65%
           185,000      HomeStore.com, Inc.*                                        666,000
            65,000      TMP Worldwide Inc.*                                       2,788,500
                                                                               ------------
                                                                                  3,454,500
                                                                               ------------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.38%
           160,000      Solectron Corp.*                                          1,804,800
                                                                               ------------
                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - 4.47%
            70,000      International Rectifier Corp.*                            2,441,600
           105,000      Intersil Corp., Class A*                                  3,386,250
                                                                               ------------
                                                                                  5,827,850
                                                                               ------------
                      ENGINEERING/R & D SERVICES - 4.00%
           425,000      McDermott International, Inc.*                            5,214,750
                                                                               ------------
                      HEALTHCARE COST CONTAINMENT - 14.69%
         1,175,000      Caremark Rx, Inc.*                                (b)    19,164,250
                                                                               ------------
                      HUMAN RESOURCES - 2.28%
           185,000      Exult, Inc.*                                              2,969,250
                                                                               ------------
                      INDEPENDENT POWER PRODUCER - 0.64%
            52,500      Mirant Corp.*                                               841,050
                                                                               ------------
                      INSTRUMENTS - SCIENTIFIC - 1.24%
            50,000      Varian Inc.*                                              1,622,000
                                                                               ------------
                      INTERNET SECURITY - 2.07%
           155,000      RSA Security Inc.*                                        2,706,300
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
          SHARES                                                               MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      LEISURE & RECREATION PRODUCTS - 1.46%
            50,000      Multimedia Games, Inc.*                                $  1,899,500
                                                                               ------------
                      MEDICAL - DRUGS - 2.59%
            85,000      ImmunoGen, Inc.*                                          1,409,300
            55,000      Schering-Plough Corp.                                     1,969,550
                                                                               ------------
                                                                                  3,378,850
                                                                               ------------
                      MEDICAL - BIOMEDICAL/GENE - 2.16%
            50,000      Enzon, Inc.*                                              2,814,000
                                                                               ------------
                      MEDICAL INFORMATION SYSTEMS - 0.00%
                 1      Per-Se Technologies, Inc.*                                       11
                                                                               ------------
                      MEDICAL PRODUCTS - 1.03%
            25,000      Baxter International, Inc.                                1,340,750
                                                                               ------------
                      MULTI-LINE INSURANCE - 1.53%
            60,000      Prudential Financial, Inc.*                               1,991,400
                                                                               ------------
                      MULTIMEDIA - 2.12%
           100,000      Gemstar - TV Guide International, Inc.*                   2,770,000
                                                                               ------------
                      OIL COMPANIES - EXPLORATION & PRODUCTION - 1.47%
           100,000      Ocean Energy, Inc.                                        1,920,000
                                                                               ------------
                      OIL - FIELD SERVICES - 0.85%
            85,000      Halliburton Co.                                           1,113,500
                                                                               ------------
                      PHARMACY SERVICES- 0.56%
            25,000      AdvancePCS*                                                 733,750
                                                                               ------------
                      S & L/THRIFTS - WESTERN US - 2.38%
            95,000      Washington Mutual, Inc.                                   3,106,500
                                                                               ------------
                      SUPER - REGIONAL BANKS - US - 1.12%
            40,000      FleetBoston Financial Corp.                               1,460,000
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
          SHARES                                                               MARKET VALUE
                   COMMON STOCK - (CONTINUED)
                      TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 1.09%
           140,000      Finisar Corp.*                                         $  1,423,800
                                                                               ------------
                      TELEPHONE -  INTEGRATED - 1.17%
            60,000      Sprint Corp.                                              1,524,600
                 1      Tele Norte Leste Participacoes S.A., Sponsored ADR               13
                                                                               ------------
                                                                                  1,524,613
                                                                               ------------
                         TOTAL COMMON STOCK (COST $83,409,165)                  108,952,999
                                                                               ============
                   PRIVATE PLACEMENT - WARRANTS - 0.12%
                      TELECOMMUNICATION SERVICES
            20,743      RMH Teleservices, Inc., 09/28/06, $12.00                    147,275
                                                                               ------------
                         TOTAL PRIVATE PLACEMENT - WARRANTS (COST $2,595)           147,275
                                                                               ============
                   PREFERRED STOCK - 4.80%
                      CABLE TV - 3.15%
            60,000      Adelphia Communications Corp. Preferred Stock, 7.50%      2,115,000
            45,000      Equity Service Trust I Preferred Stock, 6.50%             2,002,500
                                                                               ------------
                                                                                  4,117,500
                                                                               ------------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.65%
            75,000      Solectron Corp. Preferred Stock, 7.25%                    2,148,750
                                                                               ------------
                         TOTAL PREFERRED STOCK (COST $5,108,818)                  6,266,250
                                                                               ============

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
                                                                               MARKET VALUE
    NUMBER OF
    CONTRACTS
                   CALL OPTION - 0.19%
                      MEDICAL - DRUGS - 0.19%
             1,500      Schering-Plough Corp., 01/19/02, $35.00                $    247,500
                                                                               ------------
                        TOTAL CALL OPTION (COST $310,110)                           247,500
                                                                               ============
                        TOTAL INVESTMENTS (COST $88,830,688) - 88.63%           115,614,024
                                                                               ------------
                        OTHER ASSETS, LESS LIABILITIES  - 11.37%**               14,833,256
                                                                               ------------
                        NET ASSETS - 100.00%                                   $130,447,280
                                                                               ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for written options.
(b) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*   Non-income producing security.
** Includes $27,897,703 invested in a PNC Bank Money Market Account, which is 21.39% of net assets.

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
-------------------------------------------------------------------------------


                                                                            DECEMBER 31, 2001
                                                                               MARKET VALUE
      SHARES
                   SECURITIES SOLD, NOT YET PURCHASED - (4.34%)
                      COMPUTERS - MEMORY DEVICES - (0.10%)
            15,000      FalconStor Software, Inc.                               $  (135,900)
                                                                                -----------
                      DIAGNOSTIC EQUIPMENT - (0.60%)
            30,000      Cytyc Corp.                                                (783,000)
                                                                                -----------
                      ENTERPRISE SOFTWARE/SERVICE - (1.22%)
            20,000      BEA Systems, Inc.                                          (308,000)
            40,000      SAP AG - Sponsered ADR                                   (1,277,200)
                                                                                -----------
                                                                                 (1,585,200)
                                                                                -----------
                      FOOD - RETAIL - (1.09%)
            45,000      Albertson's, Inc.                                        (1,417,050)
                                                                                -----------
                      PHOTO EQUIPMENT & SUPPLIES - (0.34%)
            15,000      Eastman Kodak Co.                                          (441,450)
                                                                                -----------
                      PUBLISHING - NEWSPAPERS - (0.99%)
            30,000      The New York Times Co., Class A                          (1,297,500)
                                                                                -----------
                   TOTAL SECURITIES SOLD, NOT YET PURCHASED
                      (PROCEEDS $5,860,627)                                     $(5,660,100)
                                                                                ===========


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS
-------------------------------------------------------------------------------


                                                                             DECEMBER 31, 2001
        NUMBER OF                                                               MARKET VALUE
        CONTRACTS
                   WRITTEN CALL OPTIONS - (0.20%)
                      COMPUTERS - INTEGRATED SYSTEMS - (0.12%)
               850      McDATA Corp., Class A, 01/19/02, $25.00                   $(153,000)
                                                                                  ---------
                      COMPUTER SERVICES - (0.03%)
               225      Electronic Data Systems Corp., 01/19/02, $70.00             (34,875)
               400      Electronic Data Systems Corp., 01/19/02, $75.00             (10,000)
                                                                                  ---------
                                                                                    (44,875)
                                                                                  ---------
                      E-COMMERCE/SERVICES - (0.05%)
               350      TMP Worldwide Inc., 01/19/02, $45.00                        (50,750)
               300      TMP Worldwide Inc., 01/19/02, $50.00                        (10,500)
                                                                                  ---------
                                                                                    (61,250)
                                                                                  ---------
                      TOTAL WRITTEN CALL OPTIONS (PREMIUMS $508,782)              $(259,125)
                                                                                  =========

The accompanying notes are an integral part of these financial statements.

                        THIS PAGE IS INTENTIONALLY BLANK.

AUGUSTA PARTNERS, L.P.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------


Information pertaining to the Individual General Partners (IGP) is set forth below.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NUMBER OF
                                                                                                                    PORTFOLIOS IN
                                        TERM OF OFFICE                                                               FUND COMPLEX
      NAME, AGE, ADDRESS AND             AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OVERSEEN BY
 POSITION(S) WITH THE PARTNERSHIP         TIME SERVED            OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY IGP             IGP
-----------------------------------------------------------------------------------------------------------------------------------
                                            INDEPENDENT INDIVIDUAL GENERAL PARTNERS
-----------------------------------------------------------------------------------------------------------------------------------
  Sol Gittleman, 66                      Indefinite;         Senior Vice President and Provost of Tufts University          4
  Ballou Hall                          Since Inception       since 1981; Director of CIBC Oppenheimer Technology
  Tufts University                                           Partners, L.L.C., which is an affiliate; Individual
  Medford, MA 02155                                          General Partner of Troon Partners, L.P., which is an
  Individual General Partner                                 affiliate; Manager of Alyeska Fund, L.L.C., Sawgrass
                                                             Fund, L.L.C., and Deauville Europe Fund, L.L.C., which
                                                             are affiliates;
                                                             Trustee of Advantage Advisers Multi-Sector Fund I,
                                                             which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------
  Luis Rubio, 45                         Indefinite;         President of Centro de Investigacion Para el                   4
  Centro de Investigacion              Since Inception       Desarrollo, A.C. (Center of Research Development);
  Para el Desarrollo, A.C.                                   Adjunct Fellow of the Center for Strategic and
  Jaime  Balmes No. 11, D-2                                  International Studies; Member of the Advisory
  Los Morales Polanco                                        Board of the National Council of Science and
  Mexico D. F. 11510                                         Technology of Mexico; Director of the Human Rights
  Individual General Partner                                 Commission of Mexico City;
                                                             Director of The Asia Tigers Fund, Inc. and The India
                                                             Fund, Inc., which are affiliates;
                                                             Director of CIBC Oppenheimer Technology Partners,
                                                             L.L.C. and certain other offshore private
                                                             investment funds administered by CIBC, which are
                                                             affiliates;
                                                             Individual General Partner of Troon Partners,
                                                             L.P., which is an affiliate;
                                                             Manager of Alyeska Fund, L.L.C., Sawgrass Fund,
                                                             L.L.C. and Deauville Europe Fund, L.L.C., which
                                                             are affiliates;
                                                             Trustee of Advantage Advisors Multi-Sector Fund I,
                                                             which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------
Janet L. Schinderman, 49                 Indefinite;         Associate Dean for Special Projects and Secretary to           4
Columbia Business School                Since Inception      the Board of Overseers at Columbia Business School
Office of the Dean                                           since 1990;
101 Uris Hall                                                Individual General Partner of Troon Partners, L.P.,
Columbia University                                          which is an affiliate;
New York, NY 10027                                           Manager of Alyeska Fund, L.L.C., Sawgrass Fund, L.L.C.
Individual General Partner                                   and Deauville Europe Fund, L.L.C., which are affiliates;
                                                             Trustee of Advantage Advisers Multi-Sector Fund I,
                                                             which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------
                                         INTERESTED INDIVIDUAL GENERAL PARTNER
-----------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 38                     Indefinite;         Managing Director, Asset Management, CIBC World Markets        8
CIBC World Markets Corp.                Since February       Corp.;
622 Third Avenue, 8th Floor                 2000             Principal Individual General Partner of Troon Partners,
New York, NY 10017                                           L.P., which is an affiliate;
Principal Individual General Partner                         Member of the Board of Managers of Alyeska Fund,
                                                             L.L.C., Xanthus Fund, L.L.C., Whistler Fund, L.L.C.,
                                                             Sawgrass Fund, L.L.C., Stratigos Fund, L.L.C. and
                                                             Wynstone Fund, L.L.C., which are affiliates;
                                                             Director of The Asia Tigers Fund, Inc. and The India
                                                             Fund, Inc., which are affiliates;
                                                             Member of the Management Board of Deauville Europe
                                                             Fund, L.L.C., which is an affiliate;
                                                             Chairman of the Board for the Advantage Advisers
                                                             Multi-Sector Fund I, which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------